SENIOR SECURED NOTE - RELATED PARTY AND OTHER RELATED PARTY TRANSACTIONS	12 Months Ended
May. 31, 2015
Debt Disclosure [Abstract]
SENIOR SECURED NOTE - RELATED PARTY
6.	SENIOR SECURED NOTE – RELATED PARTY AND OTHER RELATED PARTY TRANSACTIONS

Senior Secured Note – Related Party

On November 11, 2009 (the “Effective Date”), the Company consummated a financing transaction (the “Financing”) in which it raised $3,000,000 of working capital pursuant to a Securities Purchase Agreement (the “Purchase Agreement”) with Niobe Ventures, LLC, a Delaware limited liability company (“Niobe”). Pursuant to the Purchase Agreement, the Company issued to Niobe (i) 8,695,652 restricted shares of Common Stock at a purchase price of $0.23 per share (or $2 million in the aggregate) and (ii) a senior secured convertible promissory note in the principal amount of $1 million convertible into shares of Common Stock at an initial conversion price equal to $0.23 per share (the “$1 Million Secured Note”). On February 11, 2011, Niobe converted the $1 Million Secured Note, including $37,500 of accrued interest thereon, into 4,510,870 shares of Common Stock.

On February 11, 2011, for the purpose of providing the Company with additional working capital, pursuant to an existing Credit Facility Agreement dated as of December 2, 2009 (the “Facility”) with Niobe, the Company issued to Niobe a senior secured convertible promissory note in the principal amount of $2 million (the “$2 Million Secured Convertible Note”). The $2 Million Secured Convertible Note was convertible into shares of Common Stock at a conversion price of $0.23 per share, for an aggregate of 8,695,652 shares of Common Stock (net of accrued interest thereon), bore interest at a rate of 3% per annum and matured on December 31, 2013. The original maturity was December 31, 2012 but in December 2012 Niobe agreed, for no consideration, to extend the maturity date to December 31, 2013.

The $2 Million Secured Convertible Note was convertible at any time, by the holder, subject only to the requirement that the Company have sufficient authorized shares of Common Stock after taking into account all outstanding shares of Common Stock and the maximum number of shares issuable under all issued and outstanding convertible securities.  In addition, the $2 Million Secured Convertible Note would automatically be converted if the Company undertake certain Fundamental Transactions, as defined in the $2 Million Secured Convertible Note, (such as a merger, sale of all of the Company’s assets, exchange or tender offer, or reclassification of its stock or compulsory exchange).  The $2 Million Secured Convertible Note also provided for the adjustment of the conversion price in the event of stock dividends and stock splits, and provides for acceleration of maturity, at the holder’s option, upon an event of default, as defined in the $2 Million Secured Convertible Note. On August 27, 2013, Niobe elected to convert the principal and accrued interest of $2,155,000 under the $2 Million Secured Convertible Note into 9,369,565 shares of Common Stock.

During the period February 1, 2012 to August 27 , 2013 the Company raised a total of $9,000,000 in principal through the issuance of several varying amounts of loans from Niobe and are hereinafter referred to as the “Secured Notes.” These Secured Notes bore an interest rate of 3% and had maturity dates ranging from February 1, 2014 to August 27, 2015.

On October 11, 2013, the Company issued a Consolidated, Amended and Restated Promissory Note to Niobe in the principal amount of $9,219,366 (the “Consolidated Note”).  The face amount of the Consolidated Note reflects the $9.0 million aggregate principal amount of the Secured Notes plus interest accrued at 3% per annum on each note from its respective date of issuance.  The terms of the Consolidated Note are identical to the Secured Notes except that: (a) the maturity date is September 1, 2015, which is after the latest maturity date of any of the Secured Notes; and (b) it provides for partial mandatory repayment in the event that the Company receives aggregate gross proceeds in excess of $7.5 million from a single or multiple “Liquidity Events” in an amount equal to twenty-five (25%) percent of such gross proceeds.  A “Liquidity Event” means (a) the sale of any of the Company’s equity, or equity-linked, securities, and (b) the receipt of proceeds, directly or indirectly related to a development and/or commercialization relationship entered into with an unaffiliated third party. In the Secured Notes, the entire principal amount of each note was due, at Niobe’s election, upon the consummation of an equity financing of $7.5 million or greater.  Consistent with the terms of the Secured Notes and related security agreements entered into, the Company’s obligations under the Consolidated Note are secured by a first priority perfected security interest in all of the Company’s assets pursuant to a Consolidated, Amended and Restated Security Agreement dated October 11, 2013 with Niobe.

On November 4, 2014, the Company entered into a new Credit Facility Agreement (the “2014 Credit Facility Agreement”) pursuant to which it may borrow up to an additional $5 million from Niobe in the form of secured loans of up to $300,000 on the last day of each calendar month, subject to certain conditions which may be waived by Niobe, at any time prior to the December 31, 2015 expiration date. Each loan made under the 2014 Credit Facility Agreement will be represented by a senior secured promissory note bearing interest at a rate of 3% per annum and maturing on September 1, 2016 (each a “Note”). The Company’s obligations under each Note will be secured by a first priority perfected security interest in all of its assets pursuant to the Second Consolidated, Amended and Restated Security Agreement between the Company and Niobe, entered into at the same time as the 2014 Credit Facility Agreement (the “Security Agreement”).

In addition, on November 4, 2014, the Company entered into a Note Modification Agreement (the “Note Modification Agreement”) with Niobe pursuant to which the Consolidated Note, as modified in October 2014, was further amended to increase the threshold amount requiring a Mandatory Prepayment from $7.5 Million to more than $10 Million. As a result, partial prepayment will now be triggered in the event of a Liquidity Event in which the Company receives gross proceeds in excess of $10 million. All other terms and provisions of the Consolidated Note remained unchanged and in full force and effect.

Pursuant to the terms and condition of the 2014 Credit Facility Agreement, as of May 31, 2015, the Company borrowed an aggregate of $3,305,000. Payment of the principal and accrued interest on the Notes will, at Niobe’s election, automatically become immediately due and payable if the Company undertakes certain Fundamental Transactions or upon an Event of Default, both as defined in the Notes. The Company’s obligations under the Notes are secured by the Security Agreement.

All of the securities issued in the aforementioned financings were issued in reliance upon the exemption from the registration requirements of the Securities Act of 1933, as amended (the “Act”) pursuant to Section 4(a)(5) and Rule 506 of Regulation D thereof.  The offer, sale and issuance of such securities were made without general solicitation or advertising. The securities were offered and issued only to “accredited investors” as such term is defined in Rule 501 under the Act.

Niobe, a majority stockholder of the Company and the holder of the Secured Notes, is controlled by the Company’s President and Director, Arnold P. Kling.

Other Related Party Transactions

During the fiscal year ended May 31, 2014, the Company issued an option for an aggregate of 250,000 shares of Common Stock to Marco Elser, a director of the Company. This option has a ten year term, an exercise price of $9.00 per share, and vests 1/3 upon issuance, 1/3 on the 12 month anniversary date of issuance and 1/3 on May 4, 2016. This option has been valued at $2,018,000 for which $1,084,386 of compensation expense has been recorded.

During the fiscal year ended May 31, 2015, the Company issued an additional option for an aggregate of 100,000 shares of Common Stock to Mr. Elser. This option has a five year term, an exercise price of $6.00 per share and fully vested on the date of issuance. This option has been valued at $625,000 for which $625,000 of compensation expense has been recorded.

During the fiscal year ended May 31, 2015, the Company issued an option for an aggregate of 100,000 shares of Common Stock to Kirk Warshaw, the CFO and a director of the Company. This option has a five year term, an exercise price of $6.00 per share and fully vested on the date of issuance. This option has been valued at $625,000 for which $625,000 of compensation expense has been recorded.